Annual Fund Operating Expenses - NVIT Bond Index Fund	Apr. 30, 2021
Class I Shares
Operating Expenses:
Management Fees	0.18%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.38%
Class II Shares
Operating Expenses:
Management Fees	0.18%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.63%
Class Y Shares
Operating Expenses:
Management Fees	0.18%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.23%